Trade and Bills Payables - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade and bills payable due to related parties	¥ 241	¥ 232
Bills payable	¥ 1,173	¥ 1,120